Cover Page Document	Jul. 31, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	SAUL CENTERS INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-12254
Entity Tax Identification Number	52-1833074
Entity Address, Address Line One	7501 Wisconsin Avenue
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	986-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000907254
Amendment Flag	false
Common Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NYSE
Trading Symbol	BFS
6.875% Series C Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	6.875% Series C Preferred Stock, $0.01 par value
Security Exchange Name	NYSE
Trading Symbol	BFS/PRC
6.125% Series D Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	6.125% Series D Preferred Stock, $0.01 par value
Security Exchange Name	NYSE
Trading Symbol	BFS/PRD